Debt - Estimated Maturities on all Debt (Details) - ConnectM Before Business Combination - USD ($)	Dec. 31, 2023	Dec. 31, 2022
2024	$ 12,021,017
2025	2,093,827
2026	312,559
2027	115,029
2028	79,762
Thereafter	727,989
Total debt, net of debt discount	$ 15,350,183	$ 7,485,345